Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Balance, January 1	$ 5,720	$ 5,835
Change in foreign exchange rate	(24)	(115)
Balance, December 31	5,696	5,720
GBPC
Goodwill [Roll Forward]
Balance, January 1	68
Balance, December 31	$ 68	$ 68
Goodwill, percentage by which fair value exceeded carrying value	12.00%